Share Capital - Summary of Reconciliation of Share Capital (Detail) - SGD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning balance		$ 387,191	$ (26,515)		$ (20,396)
Issue of equity		178,653
Ending balance		$ 634,260	$ 387,191		$ (26,515)
Issued capital [member]
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning of financial year (Shares)	[1]	127,838,995	55,983,598		55,381,455
Shares issued		13,193,068	23,469,947	[1]	602,143	[1]
Conversion of preference shares to ordinary shares	[1]		48,385,450
End of financial year (Shares)	[1]		127,838,995		55,983,598
Beginning balance		$ 684,347	$ 36,553		$ 33,886
Issue of equity			252,338		2,667
Conversion of preference shares to ordinary shares			395,456
Ending balance			684,347		36,553
Treasury shares [member]
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning balance			$ 0		0	[2]
Ending balance					$ 0

[1]	* Retrospectively adjusted to give effect to the impact of share exchange.
[2]	Less than $1,000